As filed with the Securities and Exchange Commission on March 11, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	5
Schedules of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes	12
Financial Highlights	14
Notes to Financial Statements	16
Expense Example	25
Approval of Investment Advisory Agreements	27
Additional Information	32
Privacy Notice	Inside Back Cover

DSM Large Cap Growth Fund
DSM Global Growth Fund
Dear Shareholder:

DSM Large Cap Growth Fund

During the six-month period from July 1, 2012 through December 31, 2012 (the “Period”), the Fund’s NAV appreciated from $20.81 to $22.15, an increase of 6.44% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell  1000 Growth Index and the S&P 500 Index, was 4.71% and 5.95% respectively.

Performance Factors

At December 31, 2012, the majority of the portfolio was invested in the technology, consumer discretionary, health care and industrials sectors with smaller weightings in the energy and financials sectors.

The Fund’s outperformance of the Russell 1000 Growth Index was primarily due to DSM’s selection of stocks in the technology and consumer staples sectors.

DSM’s stock selections in the consumer discretionary sector detracted from performance in the Period.

The major contributors to the Fund’s return during the Period were Celgene (specialty Pharmaceuticals), Visa (electronic payments network), Monsanto (agricultural productivity company), eBay (online auction community and payment services) and Starbucks (specialty coffee roaster and retailer).

The holdings which contributed least to the Fund’s performance during the Period were Dollar General (small-format discount store chain), Apple (designer and retailer of iPhones, iPads, Macintosh computers), Intuitive Surgical (robotic surgery machines), Priceline.com (online travel agent) and EMC (enterprise storage systems).

DSM Global Growth Fund

During the six-month period from July 1, 2012 through December 31, 2012 (the “Period”), the Fund’s NAV appreciated from $14.00 to $15.31, an increase of 9.36% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All CountryWorld IMI Index was 10.04%.

Performance Factors
At December 31, 2012, the majority of the portfolio was invested in the technology, consumer discretionary, health care, consumer staples and industrials sectors with smaller weightings in the materials and energy sectors.

1

DSM Large Cap Growth Fund
DSM Global Growth Fund

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals), Visa (electronic payments network), Monsanto (agricultural productivity company), SABMiller (international beer company) and Kunlun Energy (crude oil and natural gas producer in China).

The holdings which contributed least to the Fund’s performance during the Period were Apple (designer and retailer of iPhones, iPads, Macintosh computers), Dollar General (small-format discount store chain), Shandong Weigao (medical products), EMC (enterprise storage systems) and Zodiac Aerospace (aeronautical equipment manufacturer).

Economic and Market Outlook

There is a positive feeling about each of the key geographic areas that impact the Funds’ portfolio – the US and China have been improving, Europe may stabilize this year, and Japan is taking action to reinitiate economic growth.

In the US, housing prices and employment, in particular, are showing steady progress against a backdrop of continued low interest rates and an absence of inflation.  The consumer is closer to the end of de-leveraging, and consumer credit is coming back.  There is excitement around shale production with a whiff that the US may someday import far less oil, or perhaps none at all.  However, the apparent lack of leadership in our government has made it challenging for businesses, let alone the American consumer, to see where the government is headed.  One of the economists we retain said Congress “kicked the cliff down the road”, and the US now faces three more cliffs that Congress may well take to the eleventh hour, given the dramatic differences between factions in the two parties.

To make matters more difficult, all workers have returned to paying the full Social Security rate – a 2% hike on the first $113,700 of household income.  Secondly, households earning over $450,000 are facing a 15% to 20% increase in federal taxes.  Unfortunately, this income category includes most individuals who own small businesses, make hiring decisions, start companies, and invest capital.  The drag on the economy in 2013 from all of these tax increases is a matter of speculation, with most economists estimating it around 1% of GDP,  leaving the US economy, in the absence of any growth initiatives, likely growing  around 2% for the year, and slower in the first half.

In Europe, European Central Bank (ECB) President Mario Draghi deserves credit for stabilizing sovereign yields, on the one hand by just talking them down, and on the other hand, through the ECB’s back-door injections into European banks.  European leaders, particularly Angela Merkel, have held the currency union together, which is clearly priority number one.  Some statistics, the latest being November Industrial Production, are less negative.  This has led many economists to agree with Draghi that the EU will turn around in 2013 and begin growing again.  Seeing that Germany recently cut its 2013 economic growth forecast to 0.5% from 1.0%, we can’t estimate more than zero economic growth for the year, especially given the number of moving parts in Europe.

2

DSM Large Cap Growth Fund
DSM Global Growth Fund

China is a bright spot, in our view.  In a relatively short time, the country has become a major world manufacturer with an increasing level of quality and sophistication.  They have absorbed the impact of much slower demand from the US and Europe while creating an internal economy that will soon be the largest buyer of autos in the world.  China’s new leadership is pushing forward with banking reforms, and promising to clean up corruption.  Most recently, their securities regulator is focusing on making it easier for foreign investors to buy Chinese stocks, and allowing citizens to buy overseas securities.  Another recent initiative will utilize China’s $3.3T forex reserves to support Chinese companies expanding abroad.  The year 2012 appears to have ended with Chinese GDP growth north of 7.5%, which is a reasonable estimate, we think, for 2013 as well.

Japan is the fourth economic zone in our sights.  The country has been fallow for a very long time, and was of course hard hit by the earthquake and tsunami.   However, the second-time PM, Shinzo Abe, may have it right this time.  His “Abeconomics” involves a large, multi-pronged stimulus package with a focus on employment and economic growth.  He is separately pushing hard on the Bank of Japan to aggressively pursue a new 2% inflation target.  While the effect of these measures is impossible to predict at this point, it seems as if under Abe’s leadership, Japan is making a concerted effort to reignite economic growth.

We maintain our view that the world will “muddle through”, and with an improving outlook in the emerging markets, perhaps the probability of a moderate global recession has lessened.

Portfolio Outlook

The DSM Funds have been constructed based on our view of slow growth in the US, faster growth in the emerging markets, and a modest recession in Europe.  Our strategy continues to focus on investments in businesses that generate the majority of their revenue in North America and emerging markets.  Further, our ten-person investment team continues to identify, research and model businesses that we believe are unique.  In our opinion, the valuation of both the DSM Large Cap Growth Fund portfolio and the DSM Global Growth Fund portfolio continue to be attractive in the current slow growth economic environment and relative to the market.  Additionally, we believe the portfolios remain characterized by strong balance sheets and significant free cash flow.

3

DSM Large Cap Growth Fund
DSM Global Growth Fund

Sincerely,

Stephen Memishian	Daniel Strickberger

Past performance is not a guarantee of future results.
Opinions expressed are those of the Fund and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Fund invests in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  Investing in small and medium sized companies involves greater risks than those associated with investing in larger companies, such as business risk, significant stock price fluctuations and illiquidity.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The MSCI All Country World IMI Index includes dividends and is net of foreign withholding taxes, captures large, mid and small cap exposure across 24 Developed and 21 Emerging Markets countries.  With over 9,000 securities, the index is comprehensive, covering approximately 98% of the global Indices equity investment opportunity set.

You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.  Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund and DSM Global Growth Fund are distributed by Quasar Distributors, LLC.

4

DSM FUNDS

SECTOR ALLOCATION at December 31, 2012 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation
Information Technology	28.4%
Consumer Discretionary	21.2%
Health Care	16.4%
Industrials	14.5%
Materials	9.0%
Consumer Staples	5.7%
Energy	2.4%
Cash*	2.4%
Net Assets	100.0%

DSM Global Growth Fund

Sector Allocation
Information Technology	30.6%
Consumer Discretionary	19.3%
Health Care	17.6%
Industrials	12.6%
Consumer Staples	10.4%
Materials	6.5%
Energy	3.9%
Cash*	(0.9)%
Net Assets	100.0%
* Represents cash and other assets in excess of liabilities.

5

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares		Value
COMMON STOCKS: 97.6%
Aerospace & Defense: 4.4%
10,275	Precision Castparts Corp.	1,946,290
Beverages: 3.2%
30,800	SABMiller PLC - ADR	1,441,132
Biotechnology: 5.8%
32,900	Celgene Corp. *	2,589,887
Chemicals: 9.0%
24,575	Ecolab, Inc.	1,766,943
23,975	Monsanto Co.	2,269,233
		4,036,176
Computers & Peripherals: 8.7%
7,260	Apple, Inc.	3,869,797
Energy Equipment & Services: 2.4%
15,225	Schlumberger Ltd.	1,054,940
Health Care Equipment & Supplies: 3.3%
3,015	Intuitive Surgical, Inc. *	1,478,466
Health Care Providers: 0.6%
2,475	Davita Healthcare Partners, Inc. *	273,562
Hotels, Restaurants & Leisure: 8.8%
35,525	Las Vegas Sands Corp. *	1,639,833
27,125	Starbucks Corp.	1,454,443
12,725	Yum Brands, Inc.	844,940
		3,939,216
Industrial Conglomerates: 4.5%
95,475	General Electric Co.	2,004,020
Internet Software & Services: 9.7%
41,975	Ebay, Inc. *	2,141,564
31,800	Facebook, Inc. *	846,834
1,925	Google, Inc. *	1,365,537
		4,353,935
IT Services: 6.8%
18,900	Cognizant Technology Solutions - Class A *	1,399,545
10,875	Visa, Inc.	1,648,433
		3,047,978
Media: 3.1%
21,900	Discovery Communications, Inc. *	1,390,212
Multiline Retail: 6.1%
42,950	Dollar General Corp. *	1,893,666
12,825	Family Dollar Stores, Inc.	813,233
		2,706,899
Personal Products: 2.5%
18,625	Estee Lauder Cos, Inc.	1,114,893
Pharmaceuticals: 6.7%
22,475	Allergan, Inc.	2,061,632
10,175	Shire PLC - ADR	937,932
		2,999,564
Specialty Retail: 3.2%
34,175	The TJX Cos, Inc.	1,450,729
Telecommunications: 3.1%
42,750	Tencent Holdings Ltd. - ADR	1,395,788
Trading Companies & Distributors: 2.4%
5,350	W.W. Grainger, Inc.	1,082,680
Transportation: 3.3%
11,730	Union Pacific Corp.	1,474,696
TOTAL COMMON STOCKS
(Cost $37,429,980)		43,650,860

The accompanying notes are an integral part of these financial statements.

6

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)(Continued)

Shares	Value
SHORT-TERM INVESTMENT: 3.9%
1,733,022	Invesco Short Term Investment Trust Treasury Portfolio, 0.01%	1,733,022
TOTAL SHORT-TERM INVESTMENT
(Cost $1,733,022)		1,733,022
TOTAL INVESTMENTS IN SECURITIES: 101.5%
(Cost $39,163,002)		45,383,882
Liabilities in Excess of Other Assets: (1.5)%		(655,922)
TOTAL NET ASSETS: 100.0%		$44,727,960

*	Non-income producing security
(1)	Annualized seven-day yield as of December 31, 2012.
ADR	American Depositary Receipts

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an intregal part of these financial statements.

7

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2012

Shares		Value
COMMON STOCKS: 100.9%
Aerospace & Defense: 6.3%
520	Precision Castparts Corp.	98,498
4,915	Rolls Royce Holdings PLC *	69,742
		168,240
Beverages: 3.4%
2,010	SABMiller PLC	92,241
Biotechnology: 5.3%
1,785	Celgene Corp. *	140,515
Chemicals: 6.4%
835	Ecolab, Inc.	60,037
1,185	Monsanto Co.	112,160
		172,197
Commercial Services & Supplies: 1.6%
830	Intertek Group PLC	41,784
Computers & Peripherals: 8.2%
410	Apple, Inc.	218,542
Elecontronic Equipment & Instruments: 2.1%
200	Keyence Corp.	55,105
Energy Equipment & Services: 1.7%
1,250	Eurasia Drilling Co.	44,625
Food & Staples Retailing: 1.9%
2,600	Jeronimo Martins	50,106
Food Products: 5.1%
845	Danone	55,662
67,000	PT Indofood Sukses Makmur Tbk	40,669
1,020	Unilever NV	38,822
		135,153
Health Care Equipment & Supplies: 4.3%
85	Intuitive Surgical, Inc. *	41,682
36,000	Shandong Weigao Group	35,810
340	Sonova Holding AG	37,693
		115,185
Hotels, Restaurants & Leisure: 4.1%
1,400	Las Vegas Sands Corp. *	64,624
16,800	Wynn Macau Ltd.	45,409
		110,033
Industrial Conglomerates: 4.8%
7,500	Beijing Enterprises Holdings Ltd.	48,866
3,720	General Electric Co.	78,082
		126,948
Internet Software & Services: 12.8%
1,965	Ebay, Inc. *	100,255
1,930	Facebook, Inc. *	51,396
113	Google, Inc. *	80,159
285	Mercadolibre, Inc.	22,392
2,700	Tencent Holdings Ltd.	86,739
		340,941
IT Services: 4.9%
740	Cognizant Technology Solutions - Class A *	54,797
495	Visa, Inc.	75,032
		129,829
Media: 2.2%
920	Discovery Communications, Inc. *	58,402
Multiline Retail: 2.8%
1,695	Dollar General Corp. *	74,733
Oil & Gas: 2.2%
28,000	Kunlun Energy Co. Ltd.	58,450
Pharmaceuticals: 8.0%
840	Allergan, Inc.	77,053
2,640	Shire PLC	80,926
970	UCB SA	55,337
		213,316
Software: 2.6%
865	SAP AG - ADR	69,529

The accompanying notes are an integral part of these financial statements.

8

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)(Continued)

Shares	Value
COMMON STOCKS: 100.9% (Continued)
Specialty Retail: 5.9%
1,445	The TJX Cos, Inc.	61,340
21,000	Belle International Holding Ltd.	45,571
31,400	Chow Tai Fook Jewellery Group Ltd.	50,396
		157,307
Textiles, Apparel & Luxury Goods: 4.3%
5,700	Prada SPA	54,383
120	Swatch Group AG	60,508
		114,891
TOTAL COMMON STOCKS
(Cost $2,503,760)		2,688,072
SHORT-TERM INVESTMENT: 1.9%
50,973	Invesco Short Term Investment Trust Treasury Portfolio, 0.01% (1)	50,973
TOTAL SHORT-TERM INVESTMENT
(Cost $50,973)		50,973
TOTAL INVESTMENTS IN SECURITIES: 102.8%
(Cost $2,554,733)		2,739,045
Liabilities in Excess of Other Assets: (2.8)%		(74,083)
TOTAL NET ASSETS: 100.0%		$2,664,962

*	Non-income producing security
(1)	Annualized seven-day yield as of December 31, 2012.
ADR	American Depositary Receipts

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

9

DSM FUNDS

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2012 (Unaudited)

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value
(Cost $39,163,002 and $2,554,734)	$45,383,882	$2,739,045
Receivables:
Dividends and interest receivable	28,186	2,697
Due fromAdvisor	—	14,172
Fund shares sold	93,044	—
Prepaid expenses	15,362	—
Total assets	45,520,474	2,755,914
LIABILITIES
Payables:
Investment securities purchased	737,604	40,943
Investment advisory fees, net	16,049	—
Fund shares redeemed	50	—
Audit fees	11,591	11,551
Printing & mailing fees	10,758	6,956
Fund accounting fees	4,512	5,028
Administration fees	4,486	6,091
Transfer agent fees	3,158	3,058
Chief Compliance Officer fees	1,415	1,598
Legal fees	1,042	1,182
Custody fees	578	1,789
Registration fees	—	9,630
Other accrued expenses	1,271	3,126
Total liabilities	792,514	90,952
NET ASSETS	$44,727,960	$2,664,962
COMPONENTS OF NET ASSETS
Paid-in capital	$39,174,133	$2,504,251
Accumulated undistributed
net investment income (loss)	84,435	(3,310)
Accumulated net realized
gain (loss) on investments	(751,488)	(20,290)
Net unrealized appreciation
(depreciation) of investments	6,220,880	184,311
Net assets	$44,727,960	$2,664,962
Net Asset Value (unlimited shares authorized):
Net assets	$44,727,960	$2,664,962
Shares of beneficial interest issued and
outstanding	2,019,589	174,042
Net asset value, offering and redemption
price per share	$22.15	$15.31

The accompanying notes are an integral part of these financial statements.

10

DSM FUNDS

STATEMENT OF OPERATIONS For the Period Ended December 31, 2012 (Unaudited)

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $0 and $835)	$295,210	$18,640
Interest	60	—
Total investment income	295,270	18,640

Expenses:
Investment advisory fees	132,907	11,514
Administration fees	20,745	18,950
Registration fees	15,318	15,558
Transfer agent fees	13,652	8,627
Fund accounting fees	13,555	13,475
Audit fees	11,094	16,211
Printing and mailing fees	10,617	5,161
Chief Compliance Officer fees	4,049	4,560
Legal fees	3,818	4,850
Custodian fees	3,725	11,355
Insurance fees	1,003	437
Trustee fees	890 810
Miscellaneous expenses	9,267	3,615
Total expenses	240,640	115,123
Less: Expenses
waived or reimbursed	(71,353)	(99,770)
Net expenses	169,287	15,353
Net investment income (loss)	125,983	3,287

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
and foreign currency	693,038	(4,366)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	964,706	232,963
Net realized and unrealized gain (loss)
on investments and foreign currency	1,657,744	228,597
Net increase (decrease)
in net assets resulting
from operations	$1,783,727	$231,884

The accompanying notes are an integral part of these financial statements.

11

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	December 31,
	2012	Year Ended
	(Unaudited)	June 30,2012
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$125,983	$(59,747)
Net realized gain (loss) on investments	693,038	(1,349,432)
Net change in unrealized appreciation or
(depreciation) of investments	964,706	3,097,459
Net increase (decrease) in net assets
resulting from operations	1,783,727	1,688,280

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	—	(1,095,090)
Total distributions to shareholders	—	(1,095,090)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets resulting
from capital share transactions (a)	13,014,480	2,697,705
Total increase (decrease) in net assets	14,798,207	3,290,895

NET ASSETS
Beginning of period	29,929,753	26,638,858
End of period	$44,727,960	$29,929,753
Undistributed net investment income	$84,435	$(41,548)

(a) Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2012		Year Ended
	(Unaudited)		June30, 2012

	Shares	Value	Shares	Value
Shares sold	776,292	$17,208,381	218,079	$4,377,328
Shares issued in
reinvestment of
distributions	—	—	61,384	1,095,090
Shares redeemed	(195,026)	(4,193,901)	(138,524)	(2,774,713)
Net increase	581,266	$13,014,480	140,939	$2,697,705

The accompanying notes are an integral part of these financial statements.

12

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	December 31,
	2012	Period Ended
	(Unaudited)	June 30, 2012*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,287	$912
Net realized gain (loss) on investments	(4,366)	(15,924)
Net change in unrealized appreciation or
(depreciation) of investments	232,963	(48,652)
Net increase (decrease) in net assets
resulting from operations	231,884	(63,664)

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	(7,509)	—
Total distributions to shareholders	(7,509)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets resulting
from capital share transactions (a)	67,494	2,436,757
Total increase (decrease) in net assets	291,869	2,373,093

NET ASSETS
Beginning of period	2,373,093	—
End of period	$2,664,962	$2,373,093
Undistributed net investment income	$(3,310)	$906

(a) Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2012		Year Ended
	(Unaudited)		June30, 2012

	Shares	Value	Shares	Value
Shares sold	3,984	$60,000	169,565	$$2,436,757
Shares issued in
reinvestment of
distributions	494	7,509	—	—
Shares redeemed	(1)	(15)	—	—
Net increase	4,477	$67,494	169,565	$$2,436,757

* Fund commenced operation on March 28, 2012.

The accompanying notes are an integral part of these financial statements.

13

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

	Period
	Ended				Period
	December 31,				Ended
	2012		Year Ended June 30,		June 30,
	(Unaudited)		2012	2011	2010*
Net asset value,
beginning of period/year	$20.81		$20.53	$15.32	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)1	0.08		(0.04)	(0.05)	(0.04)
Net gain (loss) on investments
(realized and unrealized)	1.26		1.15	5.34	0.36
Net increase (decrease) in
net assets resulting from
operations	1.34		1.11	5.29	0.32

LESS DISTRIBUTIONS
Distributions from
net realized gain	—		(0.83)	(0.08)	—
Proceeds from redemption
fees collected	—		—	0.00 **	—
Net asset value,
end of period/year	$22.15		$20.81	$20.53	$15.32
Total return	6.44%		26.07%	34.52%	2.13	%2

SUPPLEMENTAL DATA
Net assets,
end of period/year (000’s)	$44.7		$29.9	$26.6	$8.5
Ratios to average net assets:
Expenses before fees waived	1.36	%3	1.66%	1.84%	5.01	%3
Expenses after fees waiver	0.95	%3	1.08%	1.10%	1.15	%3
Net investment income (loss)	0.71	%3	(0.22)%	(0.27)%	(0.31	)%3
Portfolio turnover rate	41%		2 59%	77%	73	%2

1 Calculated using average shares outstanding method.
2 Not Annualized.
3 Annualized.
* Fund commenced operation on August 28, 2009.
** Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

14

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period		Period
	Ended		Ended
	December 31,		June 30,
	2012		2012*
Net asset value,
beginning of period	$14.00		$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)1	0.02		0.01
Net gain (loss) on investments (realized and unrealized)	1.33		(1.01)
Net increase (decrease) in net assets resulting
from operations	1.35		(1.00)

LESS DISTRIBUTIONS
Distributions from net investment income	(0.04)		—
Net asset value, end of period	$15.31		$14.00
Total return	9.67	%2	-6.67	%2

SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$2.7		$2.4
Ratios to average net assets:
Expenses before fees waived	9.00	%3	18.41	%3
Expenses after fees waiver	1.20	%3	1.20	%3
Net investment income (loss)	0.26	%3	0.26	%3
Portfolio turnover rate	49	%2	9	%2

1 Calculated using average shares outstanding method.
2 Not Annualized.
3 Annualized.
* Fund commenced operation on March 28, 2012.

The accompanying notes are an integral part of these financial statements.

15

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

   The DSM Large Cap Growth Fund and DSM Global Growth Fund (the “Funds”) are non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an openend management investment company.  The Funds have two classes of shares:  Institutional and Retail, but currently only offer the Institutional Class.  DSM Large Cap Growth and DSM Global Growth commenced operations on August 28, 2009 and March 28, 2012, respectively.

    Large Cap Growth’s investment objective is to seek long-term capital appreciation.  The Fund seeks to achieve its objective by investing principally in equity securities of large cap companies.

    Global Growth’s investment objective is to seek long-term capital appreciation.  The Fund seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

16

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of December 31, 2012, the Fund did not hold fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

17

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth
Common Stock^	$43,650,860	$—	$—	$43,650,860
Short-Term
Investments	1,733,022	—	—	1,733,022
Total Investments
in Securities	$45,383,882	$—	$—	$45,383,882

DSM Global Growth
Common Stock^	$2,688,072	$—	$—	$2,688,073
Short-Term
Investments	50,973	—	—	50,973
Total Investments
in Securities	$2,739,045	$—	$—	$2,739,046

^ See Schedule of Investments for industry breakouts.

There were no significant transfers into or out of Levels 1, 2 or 3 at December 31, 2012.  It is the Fund’s policy to recognize transfers at the end of each reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

18

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

C.
Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of December 31, 2012, the Large Cap Growth Fund had post-October losses of $215,289 while the Global Growth Fund had no post-October losses to report.  The Large Cap Growth Fund and Global Growth Fund deferred, on a tax basis, post-December late year losses of $41,548 and $0, respectively.  These late year losses will be recognized in the next year.  At December 31, 2012 the Large Cap Growth Fund and Global Growth Fund had short-term capital loss carryforwards of $957,950 and $14,081, and long-term capital loss carryforwards of $149,556 and $0, respectively.  These capital loss carryforward amounts have no expiration.

19

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2010-2011 for Large Cap Growth Fund and Global Growth Fund or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the exdividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

20

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  There were no events or transactions that occurred during the period that materially impacted the amounts of disclosures in the Funds’ financial statements.

J.
Recent Accounting Pronouncement. In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

    DSM Capital Partners LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for Large Cap Growth and 0.90% for Global Growth , based upon the average daily net assets of each Fund.  For the six-month period ended December 31, 2012, Large Cap Growth and Global Growth incurred $132,907 and $11,514 in advisory fees, respectively.

21

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

    The Advisor has contractually agreed to limit the DSM Large Cap Growth’s and DSM Global Growth’s annual ratio of expenses to 0.95% and 1.20%, respectively.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

    At December 31, 2012, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of Large Cap Growth and Global Growth that may be recouped was $497,087 and $160,725, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2013	2014	2015	2016
Large Cap Growth	$131,525	$137,808	$156,401	$71,353
Global Growth	—	—	60,955	99,770

    The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

    U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect whollyowned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.

    For the six-month period ended December 31, 2012, Large Cap Growth and Global Growth incurred $20,745 and $18,950 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended December 31, 2012, Large Cap Growth and Global Growth were allocated $4,049 and $4,560 of the Trust’s Chief Compliance Officer Fee.

22

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

    Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

     For the six-month period ended December 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, are as follows:

	Purchases	Sales

Large Cap Growth	$27,900,805	$13,987,717
Global Growth	1,341,031	1,242,099

There were no purchases or sales of long-term U.S. Government securities for the six months ended December 31, 2012.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

    The tax character of distributions paid during the six months ended December 31, 2012 (estimated) and the fiscal year ended June 30, 2012 for the Funds are as follows:

	December 31, 2012	June 30, 2012

DSM Large Cap Growth Fund
Ordinary income	$—	$818,965
Long-term capital gain	$—	$276,125
	$—	$1,095,090

DSM Global Growth Fund
Ordinary income	$7,509	$—
Long-term capital gain	$—	$—
	$7,509	$—

23

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2012 (Unaudited) (Continued)

    The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows:

	DSM Large	DSM Global
	Cap Growth	Growth
Cost of investments	$39,284,732	$2,556,570
Gross tax unrealized appreciation	6,235,147	225,504
Gross tax unrealized depreciation	(135,977)	(43,029)
Net tax unrealized appreciation	6,099,150	182,475
Undistributed ordinary income	—	906
Undistributed long-term capital gain	—	—
Total distributable earnings	—	906
Other accumulated gains/(losses)	(1,364,344)	(14,081)
Total accumulated earnings/(losses)	$3,770,100	$(63,664)

NOTE 6 – CREDIT FACILITY

    U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the period ended December 31, 2012, the interest rate was 3.25%.  Advances are not collateralized by a first lien against either of the Fund’s assets.  During the period ended December 31, 2012, Global Growth Fund did not utilize their line of credit facility and Large Cap Growth Fund had outstanding average daily loan balances of $10,304.  The maximum amount outstanding for the current lending agreement during the period was $1,398,000 for the Fund.  Interest expense in relation to this outstanding balance amounted to $171.  At December 31, 2012, none of the Funds had a loan payable balance.

24

DSM FUNDS

EXPENSE EXAMPLE For the Period Ended December 31, 2012 (Unaudited)

    As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund collectively (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/12 – 12/31/12) for the Funds.

Actual Expenses
    The first line of the following tables provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary and are not included in the example below.  The following example includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the following example does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
    The second line of the tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either of the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

25

DSM FUNDS

EXPENSE EXAMPLE For the Period Ended December 31, 2012 (Unaudited)

DSM Large Cap Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual	$1,000	$1,064	$4.92
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.81

DSM Global Growth Fund	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*

Actual	$1,000	$1,097	$6.31

Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.07

* The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund and DSM Global Growth Fund.  The annualized expense ratios for the period for the Funds were 0.95% and 1.20%, respectively.  The dollar amounts shown as expenses paid for the Funds are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

26

DSM Large Cap Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited)

  At a meeting held on August 14 and 15, 2012, the Board (which was comprised of four persons who are Independent Trustees as defined under the Investment Company Act and one Interested Trustee) considered and approved the continuance of the Advisory Agreement for the DSM Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with DSM Capital Partners LLC (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2012, the Board received and reviewed substantial information regarding the Fund, the Advisor under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

27

DSM Large Cap Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board noted that the Fund outperformed its peer group median for the year-to-date and one-year time periods.  The Board took into consideration the short period of time the Fund had been operational.

The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for its Institutional Class of shares.  The Trustees noted that the Fund’s advisory fees were above its peer group median, while the net expense ratio was slightly below its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and advisory fee information.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars.” After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

28

DSM Large Cap Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

  No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

29

DSM Global Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited)

  At a meeting held on March 1 and 2, 2012, the Board (which is comprised of four persons who are Independent Trustees as defined under the Investment Company Act of 1940 and one Interested Trustee) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the DSM Global Growth Fund (the “Fund”), a new series of Professionally Managed Portfolios, with DSM Capital Partners LLC (the “Advisor” or “DSM”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of DSM’s overall services to be provided to the Fund.  The Board considered DSM’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at DSM that would be involved with the Fund.  The Board reviewed the proposed services DSM would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by DSM or its affiliates.  The Trustees also considered the structure of DSM’s compliance procedures and the trading capability of DSM.  After reviewing DSM’s compliance policies and procedures, including DSM’s proposal with respect to risk oversight of the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Fund.  As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider DSM’s performance history with respect to similarly-managed separate accounts.

3.
Costs of Services Provided and Profits Realized by DSM.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.90% for the Fund.  The Board also noted that the Advisor agreed to enter into an agreement to limit the expenses of the Fund to 1.20% and 1.45% for the Institutional Class and Retail Class shares, respectively, of average daily net assets.  The Board also considered the services the Advisor provided to its institutional and separately managed account clients comparing the fee charged for those management services to the proposed fees for the Fund. The Board concluded that the fees to be received by DSM were fair and reasonable.

30

DSM Global Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited)

4.
Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations and also noted that DSM had agreed to institute a breakpoint in the advisory fee for the Fund.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of DSM from managing the new Fund.  In assessing possible profitability, the Trustees reviewed DSM’s financial information and took into account both the likely direct and indirect benefits to DSM from advising the Fund, including 12b-1 fees for Retail Class shares of the Fund.  The Trustees concluded that DSM’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, DSM would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

  No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

31

DSM FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Qs are available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain appropriate Form N-Qs on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their top ten portfolio holdings on their website at www.dsmfunds.com within 60 days after quarter-end.  The quarter-end top ten portfolio holdings for the Funds will remain posted on the website until the following quarter-end portfolio holdings are posted.

HOUSEHOLDING (Unaudited)

  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

32

DSM FUNDS

PRIVACY NOTICE

  The Funds collect non-public personal information about you from the following sources:

  •   Information we receive about you on applications or other forms;
  •   Information you give us verbally; and/or
  •   Information about your transactions with us or others.

  The Funds do not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect our non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

  In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NewYork 10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee,Wisconsin 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee,Wisconsin 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee,Wisconsin 53201-0701

Independent Registered Public Accounting Firm
TAIT,WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
NewYork, NewYork 10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date        02/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date          02/26/2013

By (Signature and Title)              /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date         02/26/2013

* Print the name and title of each signing officer under his or her signature.